Joint Operations - Details of Significant Joint Operations (Detail)	12 Months Ended
Dec. 31, 2018
Myanmar A-1/A-3 mine [member]
Disclosure of joint operations [line items]
Category of business	Mineral development and gas production
Ownership (%)	51.00%
Location	Myanmar
Offshore midstream [member]
Disclosure of joint operations [line items]
Category of business	Gas transportation facility
Ownership (%)	51.00%
Location	Myanmar
Greenhills mine [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Canada
Arctos Anthracite coal project [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	50.00%
Location	Canada
Mt. Thorley J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia
POSMAC J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	20.00%
Location	Australia
RUM J/V [member]
Disclosure of joint operations [line items]
Category of business	Mine development
Ownership (%)	10.00%
Location	Australia
Hanam Gamil package public housing project [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	7.70%
Location	Korea
Hanam-Gamil district B6, C2, C3 block Public housing lot development project [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	27.00%
Location	Korea
Sejong 2-1 P3 Block public housing project [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	37.00%
Location	Korea
Yongin-Giheung Station area city development project [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	61.00%
Location	Korea
Korean wave world complex land multi-purpose building development project [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	33.30%
Location	Korea
Sejong 4-1 P3 Block public housing project [member]
Disclosure of joint operations [line items]
Category of business	Construction
Ownership (%)	60.00%
Location	Korea